Earnings/(Losses) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/(Losses) per share [Abstract]
Earnings/(Losses) per share:
	Year ended December 31,
	2016			2017			2018
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Earnings (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/ (loss)	$(198,686)	-	$-	$(42,544)	-	$-	$21,780	-	$-
Plus: Contribution from Series D Preferred Stock	-	-	-	2,805	-	-	-	-	-
-Less: Convertible Preferred stock dividends	(7,695)	-	-	-	-	-	-	-	-
Basic EPS/ LPS
Income/Loss available to common stockholders	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)	$21,780	98,113,545	$0.22
Dilutive effect of securities
Diluted EPS/ LPS
Income/Loss available to common stockholders	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)	$21,780	98,113,545	$0.22